Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Line Items]
Equity

NOTE 15 — Equity

Common Stock

Americrew has 75,000,000 shares of authorized common stock, par value $0.001.

On September 15, 2020, the Company issued 180,000 shares of $0.000001 par value common stock to Custodian Ventures, LLC in return for a reduction of $5,000 of the interest-free demand loans issued to the Company by Custodian Ventures, LLC. Due to the thinly traded nature of the Company’s common stock trading under the “PHBR”, these shares were valued at $5,000.

Preferred Stock

Americrew has authorized 10,000,000 shares of preferred stock (the “Preferred Stock”), none of which is currently outstanding. As of September 30, 2021, and December 31, 2020, there were 10,000,000 and -0- shares outstanding, respectively of the Company’s Preferred Stock. Each share of the Company’s Preferred Stock was convertible to common stock at a ratio of 0.3 to 1.

On October 5, 2020, the Company issued 10,000,000 shares of Preferred Stock to Custodian Ventures, LLC in return for a reduction of $10,000 of related party debt that had been extended to the Company. These shares were valued at $231,132.

Subsequent to September 30, 2021, all outstanding Preferred Stock automatically converted to common stock.

Change of Control

Effective December 9, 2020, DR Shell LLC, a Delaware limited liability company purchased from Custodian Ventures LLC, 180,000 shares of the common stock of the Company, representing approximately 62% of the outstanding common stock of the Company, and (ii) 10,000,000 shares of Preferred Stock of the Company for a total purchase price of $245,000 in cash. This transaction had no impact on the Company’s financial statements.

PHONEBRASIL INTERNATIONAL, INC. [Member]
Equity [Line Items]
Equity

NOTE 4 — EQUITY

Common Stock

The Company has authorized 75,000,000 shares of $0.001 par value, common stock. As of December 31, 2020, and December 31, 2019, there were 290,340 and 110,340 shares of common stock issued and outstanding, respectively.

The Company did not issue any common shares in 2019. On September 15, 2020, the Company issued 180,000 shares of $0.001 par value common stock to Custodian Ventures, LLC in return for a reduction of $5,000 of the interest-free demand loans issued to the Company by Custodian Ventures, LLC. Due to the thinly traded nature of the Company’s common stock trading under the “PHBR”, these shares were valued at $5,000.

Preferred Stock

The Company has authorized 10,000,000 shares of Preferred Stock at a par value of $0.000001. As of December 31, 2020, and December 31, 2019, there were 10,000,000 and -0- shares outstanding, respectively. The preferred shares are convertible to common shares at a ratio of 30 to 1.

On October 5, 2020, the issued 10,000,000 shares of Preferred Stock to Custodian Ventures, LLC in return for a reduction of $10,000 of related party debt that had been extended to the Company. These shares were valued at $231,132.

The Preferred Stock has no stated maturity and will not be subject to any sinking fund or mandatory redemption and will remain outstanding indefinitely unless the respective Holders decide to convert all or such number of shares of Preferred Stock as each Holder shall determine.

The Preferred Stock will rank, with respect to rights to the payment of dividends and the distribution of assets in the event of any liquidation, dissolution or winding up of the Corporation, (i) senior to all classes or series of the Corporation’s Common Stock and to all other equity securities issued by the Corporation other than equity securities referred to in clauses (ii) and (iii) of this Section 3; (ii) on parity with all equity securities issued by the Corporation with terms specifically providing that those equity securities rank on parity with the Preferred Stock with respect to rights to the payment of dividends and the distribution of assets upon any liquidation, dissolution or winding up of the Corporation; (iii) junior to all equity securities issued by the Corporation with terms specifically providing that those equity securities rank senior to the Preferred Stock with respect to rights to the payment of dividends and the distribution of assets upon any liquidation, dissolution or winding up of the Corporation; and (iv) effectively junior to all existing and future indebtedness (including indebtedness convertible into our Common Stock or Preferred Stock) of the Corporation and to any indebtedness and other liabilities of (as well as any preferred equity interest held by others in) existing subsidiaries of the Corporation. The term “equity securities” shall not include convertible debt securities.

In the event of any voluntary or involuntary liquidation, dissolution, or winding up of the Corporation, the Holders of shares of Preferred Stock will be entitled to be paid out of the assets the Corporation has legally available for distribution to its shareholders, subject to the preferential rights of the holders of any class or series of capital stock of the Corporation it may issue ranking senior to the Preferred Stock with respect to the distribution of assets upon liquidation, dissolution or winding up, a liquidation preference plus an amount equal to any accumulated and unpaid dividends to, but not including, the date of payment, before any distribution of assets, is made to holders of Common Stock or any other class or series of capital stock of the Corporation that it may issue that ranks junior to the Preferred Stock as to liquidation rights. The liquidation preference shall be proportionately adjusted in the event of a stock split, stock combination, or similar event so that the aggregate liquidation preference allocable to all outstanding shares of Preferred Stock immediately prior to such event is the same immediately after giving effect to such event.

Change of Control

Effective December 9, 2020, DR Shell LLC, a Delaware limited liability company (the “Buyer”) purchased from Custodian Ventures LLC, 180,000 shares of the common stock of the Company, representing approximately 62% of the outstanding common stock of the Company, and (ii) 10,000,000 shares of Preferred Stock of the Company, for a total purchase price of $245,000 in cash. This transaction had no impact on the Company’s financial statements.